Preferred shares issued by subsidiaries (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Change in level 3 instrument of financial liability
Balance as of beginning	¥ 44,677,404		¥ 29,377,559		¥ 39,867,551
Balance as of ending	45,191,352		44,677,404		29,377,559
Preferred shares issued by subsidiaries
Preferred shares issued by subsidiaries
Gains (losses) recognised in profit or loss including exchange differences, fair value measurement, liabilities	¥ (768,489)		150,500		4,998,511
Preferred shares issued by subsidiaries | Voyager Group Inc.
Preferred shares issued by subsidiaries
Conversion ratio	1	1
Dividends, percentage on original issuance price	8.00%	8.00%
Amount of dividends declared on preferred shares and ordinary shares | $		$ 0		$ 0		$ 0
Preferred shares issued by subsidiaries | Soda Technology Inc.
Preferred shares issued by subsidiaries
Conversion ratio	1	1
Dividends, percentage on original issuance price	8.00%	8.00%
Amount of dividends declared on preferred shares and ordinary shares	¥ 0		0		0
Preferred shares issued by subsidiaries | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Conversion ratio	1	1
Amount of dividends declared on preferred shares and ordinary shares | $		$ 0		$ 0		$ 0
Series A and Series B preferred shares | Voyager Group Inc.
Preferred shares issued by subsidiaries
Aggregate cash consideration | $							$ 825,000	$ 825,000
Series A and Series B preferred shares | Voyager Group Inc. | Softbank
Preferred shares issued by subsidiaries
Aggregate cash consideration | $							325,000	325,000
Series A and Series B preferred shares | Soda Technology Inc.
Preferred shares issued by subsidiaries
Aggregate cash consideration | $							1,264,000	1,264,000
Amount of preferred shares repurchased | $		249,459
Series A and Series B preferred shares | Soda Technology Inc. | Softbank
Preferred shares issued by subsidiaries
Aggregate cash consideration | $							49,000	$ 49,000
Series A and Series A+ preferred shares | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Aggregate cash consideration | $							$ 1,340,000
Amount of preferred shares repurchased | $		408,000
Series C preferred shares | Voyager Group Inc.
Preferred shares issued by subsidiaries
Aggregate cash consideration | $		$ 298,000
Minimum | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Percentage of preferred shares repurchased	50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | Voyager Group Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events	50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | Soda Technology Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events	50.00%	50.00%
Minimum | Preferred shares issued by subsidiaries | City Puzzle Holding Limited
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power before deemed liquidation events	50.00%	50.00%
Minimum | Series A preferred shares | Voyager Group Inc.
Preferred shares issued by subsidiaries
Threshold voting power held by holders for automatic conversion	75.00%	75.00%
Maximum | Preferred shares issued by subsidiaries | Voyager Group Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power after deemed liquidation events	50.00%	50.00%
Maximum | Preferred shares issued by subsidiaries | Soda Technology Inc.
Preferred shares issued by subsidiaries
Liquidation rights, percentage of voting power after deemed liquidation events	50.00%	50.00%
Financial liabilities measured at FVTPL | Level 3 | Preferred shares issued by subsidiaries
Change in level 3 instrument of financial liability
Balance as of beginning	¥ 13,846,145		7,588,985		12,316,166
Issuance of preferred shares	1,051,463
Repurchase of preferred shares	(4,687,082)				(140,888)
Changes in fair value though profit or loss	924,403		4,870,388		(5,181,505)
Changes in fair value though other comprehensive income attributable to changes in the credit risk	(365,216)		1,187,881		(348,855)
Currency translation difference	191,780		198,891		944,067
Balance as of ending	¥ 10,961,493		¥ 13,846,145		¥ 7,588,985